Critical Accounting Judgements, Estimates and Assumptions (Details)			6 Months Ended		12 Months Ended
	Mar. 13, 2025 USD ($)	Feb. 21, 2025 AUD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Jun. 30, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2023 AUD ($)
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Current liabilities exceed current assets			$ 1,339,525		$ 3,562,838
Income tax expense			(3,304,359)	$ (1,685,644)
Capital commitments outstanding. (in Dollars)						$ 0
Cash balance			3,046,602	126,784	24,522		$ 399,224
Issuance of convertible notes			1,004,889		$ 250,000
Going Concern [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Income tax expense			$ (3,304,359)	$ 1,702,803
Subsequent Events [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Maturity date		1 July, 2026
Gross proceeds of ordinary shares (in Dollars)	$ 12,000,000
Subsequent Events [Member] | Convertible Notes [Member]
Critical Accounting Judgements, Estimates and Assumptions [Line Items]
Issuance of convertible notes		$ 1,500,000